LIFE INSURANCE COMPANY
                            OF NORTH AMERICA
                            SEPARATE ACCOUNT A
                          FINANCIAL STATEMENTS
                            December 31, 1997
                                (Audited)


This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts;
accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

Life Insurance Company of North America
Philadelphia, PA

                   Report of Independent Accountants

To the Contract Owners of Life Insurance Company of North America
Separate Account A and the Board of Directors of  Life Insurance
Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the Separate Account) at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles.
These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Dallas, Texas
February 20, 1998 LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
COMBINED BALANCE SHEET
DECEMBER 31, 1997


    ASSETS


Investments at Market Value (Notes 1 and 2):


Seligman Growth Fund, Inc.

     1,665,071 qualified shares            (cost $10,568,457)       $10,123,637
       239,038 non-qualified shares        (cost $1,935,417)          1,453,352

Oppenheimer Multiple Strategies Fund
(formerly Oppenheimer Fund)

       101,056 qualified shares            (cost $1,090,736)          1,473,394
        19,241 non-qualified shares        (cost $225,568)              280,534

Delaware Group Decatur Fund, Inc.

       745,226 qualified shares            (cost $9,556,435)         15,008,865
       213,137 non-qualified shares        (cost $2,623,848)          4,292,568

Windsor Fund

       843,986 qualified shares            (cost $10,702,165)        14,330,896
        93,365 non-qualified shares        (cost $1,292,379)          1,585,334

Dreyfus Third Century Fund

       929,669 qualified shares            (cost $4,419,097)          9,770,819
        27,919 non-qualified shares        (cost $158,591)              293,421

Windsor Fund B

       258,339 qualified shares            (cost $4,363,569)          4,386,602
       102,519 non-qualified shares        (cost $1,648,708)          1,740,785

CIGNA High Yield Fund, Inc.

        51,041 qualified shares            (cost $542,622)              518,580
        93,725 non-qualified shares        (cost $871,602)              952,248

Total Assets                                                        $66,211,035

The accompanying notes are an integral part of these financial statements




CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


Seligman Growth Fund, Inc.

       720,560 qualified accumulation      ($14.0496790 per unit)  $10,123,637
               units outstanding
       128,134 non-qualified accumulation  ($11.3424352 per unit)    1,453,352
               units outstanding

Oppenheimer Multiple Strategies Fund
(formerly Oppenheimer Fund)

       179,887 qualified accumulation      ($8.1906645 per unit)     1,473,394
               units outstanding
        34,996 non-qualified accumulation  ($8.0161745 per unit)       280,534
               units outstanding

Delaware Group Decatur Fund, Inc.

       584,884 qualified accumulation      ($25.6612671 per unit)   15,008,865
               units outstanding
       171,929 non-qualified accumulation  ($24.9670942 per unit)    4,292,568
               units outstanding

Windsor Fund

       747,640 qualified accumulation      ($19.1681770 per unit)   14,330,896
               units outstanding
        93,494 non-qualified accumulation  ($16.9565330 per unit)    1,585,334
               units outstanding

Dreyfus Third Century Fund

       423,700 qualified accumulation      ($23.0607006 per unit)    9,770,819
               units outstanding
        14,428 non-qualified accumulation  ($20.3369424 per unit)      293,421
               units outstanding

Windsor Fund B

       198,377 qualified accumulation      ($22.1124538 per unit)    4,386,602
               units outstanding
        78,031 non-qualified accumulation  ($22.3088893 per unit)    1,740,785
               units outstanding

CIGNA High Yield Fund, Inc.

        72,762 qualified accumulation      ($7.1270678 per unit)       518,580
               units outstanding
       131,589 non-qualified accumulation  ($7.2365297 per unit)       952,248
               units outstanding

Contract Owners' Equity                                             $66,211,035

The accompanying notes are an integral part of these financial statements



LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

                                                                Seligman
                                           Seligman             Growth
                                           Growth               Fund, Inc.
                                           Fund, Inc.           Non-
                                           Qualified            Qualified

Investment Income:
Dividends                                    $0                  $0

Expenses:
Mortality risk and expense                     88,850              12,696
fees guarantees (Note 3)

Investment income - net                       (88,850)            (12,696)


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions      1,187,359             169,266

Net realized gain (loss) on investments:
Proceeds from sale of shares                   975,458             154,254
Cost of shares sold                            893,642             140,567

Net realized gain (loss) on investments         81,816              13,687

Net unrealized gain (loss) on investments      375,448              47,572

Net realized and unrealized gain             1,644,623             230,525
on investments

Net Increase in Net Assets from             $1,555,773            $217,829
Investment Operations




                                        Oppenheimer          Oppenheimer
                                        Multiple Strategies  Multiple Strateg
                                        Fund (formerly       Fund (formerly
                                        Oppenheimer Fund)    Oppenheimer Fund
                                        Qualified            Non-Qualified

Investment Income:
Dividends                                    $58,004             $10,638

Expenses:
Mortality risk and expense                    14,722               2,473
fees guarantees (Note 3)

Investment income - net                       43,282               8,165


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions      217,823              36,783

Net realized gain (loss) on investments:
Proceeds from sale of shares                 569,320              10,091
Cost of shares sold                          411,951               9,271

Net realized gain (loss) on investments      157,369                 820

Net unrealized gain (loss) on investments    (19,955)              5,688

Net realized and unrealized gain             355,237              43,291
on investments

Net Increase in Net Assets from             $398,519             $51,456
Investment Operations





                                           Delaware             Delaware
                                           Group                Group
                                           Decatur              Decatur
                                           Fund, Inc.           Fund, Inc.
                                           Qualified            Non-Qualified

Investment Income:
Dividends                                    $962,982            $273,455

Expenses:
Mortality risk and expense                    125,519              35,523
fees guarantees (Note 3)

Investment income - net                       837,463             237,932


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions     1,413,813             404,241

Net realized gain (loss) on investments:
Proceeds from sale of shares                1,363,168             350,169
Cost of shares sold                         1,240,313             331,427

Net realized gain (loss) on investments       122,855              18,742

Net unrealized gain (loss) on investments   1,122,353             321,660

Net realized and unrealized gain            2,659,021             744,643
on investments

Net Increase in Net Assets from            $3,496,484            $982,575
Investment Operations





                                                                Windsor
                                           Windsor              Fund
                                           Fund                 Non-
                                           Qualified            Qualified

Investment Income:
Dividends                                     $856,375             $92,743

Expenses:
Mortality risk and expense                     128,776              13,239
fees guarantees (Note 3)

Investment income - net                        727,599              79,504


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions      1,448,303             160,034

Net realized gain (loss) on investments:
Proceeds from sale of shares                 2,291,364              70,041
Cost of shares sold                          1,738,802              64,136

Net realized gain (loss) on investments        552,562               5,905

Net unrealized gain (loss) on investments       19,955              21,529

Net realized and unrealized gain             2,020,820             187,468
on investments

Net Increase in Net Assets from             $2,748,419            $266,972
Investment Operations



                                                                Dreyfus
                                           Dreyfus              Third
                                           Third                Century
                                           Century              Non-
                                           Qualified            Qualified
Investment Income:
Dividends                                   $240,303              $7,095

Expenses:
Mortality risk and expense                    82,154               2,418
fees guarantees (Note 3)

Investment income - net                      158,149               4,677


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions      549,264              16,216

Net realized gain (loss) on investments:
Proceeds from sale of shares                 781,382              25,519
Cost of shares sold                          689,325              22,970

Net realized gain (loss) on investments       92,057               2,549

Net unrealized gain (loss) on investments  1,429,978              42,261

Net realized and unrealized gain           2,071,299              61,026
on investments

Net Increase in Net Assets from           $2,229,448             $65,703
Investment Operations






                                                                Windsor
                                           Windsor              Fund B
                                           Fund B               Non-
                                           Qualified            Qualified

Investment Income:
Dividends                                   $267,336            $102,853

Expenses:
Mortality risk and expense                    39,115              15,088
fees guarantees (Note 3)

Investment income - net                      228,221              87,765


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions      457,654             175,744

Net realized gain (loss) on investments:
Proceeds from sale of shares                 388,441             101,856
Cost of shares sold                          371,553              95,524

Net realized gain (loss) on investments       16,888               6,332

Net unrealized gain (loss) on investments     94,029              39,594

Net realized and unrealized gain             568,571             221,670
on investments

Net Increase in Net Assets from             $796,792            $309,435
Investment Operations







                                           CIGNA High           CIGNA High
                                           Yield Fund,          Yield Fund,
                                           Inc.                 Inc.  Non-
                                           Qualified            Qualified

Investment Income:
Dividends                                    $49,635            $107,624

Expenses:
Mortality risk and expense                     4,909              10,685
fees guarantees (Note 3)

Investment income - net                       44,726              96,939


Net Realized and Unrealized
Gain on Investments:
Net realized capital gain distributions
                                                   0                   0
Net realized gain (loss) on investments:
Proceeds from sale of shares                 371,132             523,413
Cost of shares sold                          372,773             494,601

Net realized gain (loss) on investments       (1,641)             28,812

Net unrealized gain (loss) on investments     17,632               3,957

Net realized and unrealized gain              15,991              32,769
on investments

Net Increase in Net Assets from              $60,717            $129,708
Investment Operations



The accompanying notes are an integral part of these financial statements




LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
YEAR ENDED DECEMBER 31, 1997

                                                                Seligman
                                           Seligman             Growth
                                           Growth               Fund, Inc.
                                           Fund, Inc.           Non-
                                           Qualified            Qualified

Investment Operations:
Investment income-net                       ($88,850)           ($12,696)
Realized capital gain distributions        1,187,359             169,266
Net realized gain (loss) on investments       81,816              13,687
Net unrealized gain (loss) on investments    375,448              47,572

Net increase in net assets from            1,555,773             217,829
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers     13,012                   0
in (Note 3)
Net contract surrenders and transfers       (728,383)            (70,004)
out (Note 3)
Benefit payments to annuitants               (39,997)            (18,945)

Net Increase (Decrease) from accumulation   (755,368)            (88,949)
unit transactions
Net Increase (Decrease) in Net Assets        800,405             128,880
Net Assets:
Net assets at December 31, 1996            9,323,232           1,324,472

Net assets at December 31, 1997          $10,123,637          $1,453,352


                                           Oppenheimer          Oppenheimer
                                           Multiple             Multiple
                                           Strategies           Strategies
                                           Fund (formerly       Fund (formerly
                                           Oppenheimer Fund)    Oppenheimer Fund
                                           Qualified            Non-Qualified

Investment Operations:
Investment income-net                        $ 43,282             $ 8,165
Realized capital gain distributions           217,823              36,783
Net realized gain (loss) on investments       157,369                 820
Net unrealized gain (loss) on investments     (19,955)              5,688

Net increase in net assets from               398,519              51,456
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers       4,780                   0
in (Note 3)
Net contract surrenders and transfers        (535,348)                  0
out (Note 3)
Benefit payments to annuitants                 (6,927)             (7,428)

Net Increase (Decrease) from accumulation    (537,495)             (7,428)
unit transactions
Net Increase (Decrease) in Net Assets        (138,976)             44,028
Net Assets:
Net assets at December 31, 1996             1,612,370             236,506

Net assets at December 31, 1997            $1,473,394            $280,534



                                                                Delaware
                                           Delaware             Group
                                           Group                Decatur
                                           Decatur              Fund, Inc.
                                           Fund, Inc.           Non-
                                           Qualified            Qualified
Investment Operations:
Investment income-net                        $837,463            $237,932
Realized capital gain distributions         1,413,813             404,241
Net realized gain (loss) on investments       122,855              18,742
Net unrealized gain (loss) on investments   1,122,353             321,660

Net increase in net assets from             3,496,484             982,575
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers     124,184                   0
in (Note 3)
Net contract surrenders and transfers      (1,220,653)           (225,262)
out (Note 3)
Benefit payments to annuitants                (58,819)            (60,234)

Net Increase (Decrease) from accumulation  (1,155,287)           (285,496)
unit transactions
Net Increase (Decrease) in Net Assets       2,341,197             697,079
Net Assets:
Net assets at December 31, 1996            12,667,669           3,595,489

Net assets at December 31, 1997           $15,008,865          $4,292,568


                                                                Windsor
                                           Windsor              Fund
                                           Fund                 Non-
                                           Qualified            Qualified

Investment Operations:
Investment income-net                        $727,599             $79,504
Realized capital gain distributions         1,448,303             160,034
Net realized gain (loss) on investments       552,562               5,905
Net unrealized gain (loss) on investments      19,955              21,529

Net increase in net assets from             2,748,419             266,972
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers     219,230              66,991
in (Note 3)
Net contract surrenders and transfers      (1,916,725)            (58,760)
out (Note 3)
Benefit payments to annuitants                (94,819)                  0

Net Increase (Decrease) from accumulation  (1,792,313)              8,231
unit transactions
Net Increase (Decrease) in Net Assets         956,106             275,203
Net Assets:
Net assets at December 31, 1996            13,374,791           1,310,131

Net assets at December 31, 1997           $14,330,896          $1,585,334


                                                                Dreyfus
                                           Dreyfus              Third
                                           Third                Century
                                           Century              Non-
                                           Qualified            Qualified

Investment Operations:
Investment income-net                       $158,149              $4,677
Realized capital gain distributions          549,264              16,216
Net realized gain (loss) on investments       92,057               2,549
Net unrealized gain (loss) on investments  1,429,978              42,261

Net increase in net assets from            2,229,448              65,703
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers     19,625               4,612
in (Note 3)
Net contract surrenders and transfers       (605,093)            (22,476)
out (Note 3)
Benefit payments to annuitants               (29,242)               (744)

Net Increase (Decrease) from accumulation   (614,710)            (18,608)
unit transactions
Net Increase (Decrease) in Net Assets      1,614,738              47,095
Net Assets:
Net assets at December 31, 1996            8,156,081             246,326

Net assets at December 31, 1997           $9,770,819            $293,421


                                                                Windsor
                                           Windsor              Fund B
                                           Fund B               Non-
                                           Qualified            Qualified

Investment Operations:
Investment income-net                       $228,221             $87,765
Realized capital gain distributions          457,654             175,744
Net realized gain (loss) on investments       16,888               6,332
Net unrealized gain (loss) on investments     94,029              39,594

Net increase in net assets from              796,792             309,435
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers     39,318                   0
in (Note 3)
Net contract surrenders and transfers       (373,799)            (84,585)
out (Note 3)
Benefit payments to annuitants                (2,701)             (2,183)

Net Increase (Decrease) from accumulation   (337,182)            (86,768)
unit transactions
Net Increase (Decrease) in Net Assets        459,610             222,667
Net Assets:
Net assets at December 31, 1996            3,926,992           1,518,118

Net assets at December 31, 1997           $4,386,602          $1,740,785


                                           CIGNA High           CIGNA High
                                           Yield Fund,          Yield Fund,
                                           Inc.                 Inc.  Non-
                                           Qualified            Qualified

Investment Operations:
Investment income-net                        $44,726             $96,939
Realized capital gain distributions                0                   0
Net realized gain (loss) on investments       (1,641)             28,812
Net unrealized gain (loss) on investments     17,632               3,957

Net increase in net assets from               60,717             129,708
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers          0                   0
in (Note 3)
Net contract surrenders and transfers       (366,223)           (512,728)
out (Note 3)
Benefit payments to annuitants                     0                   0

Net Increase (Decrease) from accumulation   (366,223)           (512,728)
unit transactions
Net Increase (Decrease) in Net Assets       (305,506)           (383,020)
Net Assets:
Net assets at December 31, 1996              824,086           1,335,268

Net assets at December 31, 1997             $518,580            $952,248


The accompanying notes are an integral part of these financial statements




YEAR ENDED DECEMBER 31, 1996


                                                                Seligman
                                           Seligman             Growth
                                           Growth               Fund, Inc.
                                           Fund, Inc.           Non-
                                           Qualified            Qualified
Investment Operations:
Investment income-net                        $60,831              $8,250
Realized capital gain distributions          564,389              82,285
Net realized gain (loss) on investments       24,314              21,199
Net unrealized gain (loss) on investments    928,044             133,782

Net increase in net assets from            1,577,578             245,516
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers     10,591                   0
in (Note 3)
Net contract surrenders and transfers       (178,352)           (144,360)
out (Note 3)
Benefit payments to annuitants               (33,257)            (43,322)

Net Increase (Decrease) from accumulation   (201,018)           (187,682)
unit transactions
Net Increase (Decrease) in Net Assets      1,376,560              57,834
Net Assets:
Net assets at December 31, 1995            7,946,672           1,266,638

Net assets at December 31, 1996           $9,323,232          $1,324,472



                                                                Oppenheimer
                                           Oppenheimer          Fund
                                           Fund                 Non-
                                           Qualified            Qualified


Investment Operations:
Investment income-net                         $33,348              $4,975
Realized capital gain distributions           106,492              15,646
Net realized gain (loss) on investments        43,131               3,813
Net unrealized gain (loss) on investments      88,228              14,135

Net increase in net assets from               271,199              38,569
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers       5,380                   0
in (Note 3)
Net contract surrenders and transfers        (231,025)            (24,713)
out (Note 3)
Benefit payments to annuitants                 (6,038)             (7,042)

Net Increase (Decrease) from accumulation    (231,683)            (31,755)
unit transactions
Net Increase (Decrease) in Net Assets          39,516               6,814
Net Assets:
Net assets at December 31, 1995             1,572,854             229,692

Net assets at December 31, 1996            $1,612,370            $236,506


                                                                Delaware
                                           Delaware             Group
                                           Group                Decatur
                                           Decatur              Fund, Inc.
                                           Fund, Inc.           Non-
                                           Qualified            Qualified

Investment Operations:
Investment income-net                        $744,945            $209,273
Realized capital gain distributions         1,349,090             384,462
Net realized gain (loss) on investments       269,487             134,069
Net unrealized gain (loss) on investments    (235,307)           (145,785)

Net increase in net assets from             2,128,215             582,019
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers     110,019               1,096
in (Note 3)
Net contract surrenders and transfers      (1,846,802)           (580,616)
out (Note 3)
Benefit payments to annuitants                (76,369)            (68,675)

Net Increase (Decrease) from accumulation  (1,813,152)           (648,195)
unit transactions
Net Increase (Decrease) in Net Assets         315,063             (66,176)
Net Assets:
Net assets at December 31, 1995            12,352,606           3,661,665

Net assets at December 31, 1996           $12,667,669          $3,595,489



                                                                Windsor
                                           Windsor              Fund
                                           Fund                 Non-
                                           Qualified            Qualified



Investment Operations:
Investment income-net                        $383,825             $35,715
Realized capital gain distributions           883,792              80,653
Net realized gain (loss) on investments        87,572              10,202
Net unrealized gain (loss) on investments   1,631,820             148,505

Net increase in net assets from             2,987,009             275,075
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers     285,423                   0
in (Note 3)
Net contract surrenders and transfers      (2,498,437)           (139,413)
out (Note 3)
Benefit payments to annuitants                (64,942)                  0

Net Increase (Decrease) from accumulation  (2,277,956)           (139,413)
unit transactions
Net Increase (Decrease) in Net Assets         709,053             135,662
Net Assets:
Net assets at December 31, 1995            12,665,738           1,174,469

Net assets at December 31, 1996           $13,374,791          $1,310,131



                                                                Dreyfus
                                           Dreyfus              Third
                                           Third                Century
                                           Century              Non-
                                           Qualified            Qualified



Investment Operations:
Investment income-net                       $363,747             $10,865
Realized capital gain distributions          716,847              21,188
Net realized gain (loss) on investments      258,506                 235
Net unrealized gain (loss) on investments    316,011              14,175

Net increase in net assets from            1,655,111              46,463
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers    119,719                   0
in (Note 3)
Net contract surrenders and transfers     (1,310,720)                  0
out (Note 3)
Benefit payments to annuitants               (20,393)               (606)

Net Increase (Decrease) from accumulation (1,211,394)               (606)
unit transactions
Net Increase (Decrease) in Net Assets        443,717              45,857
Net Assets:
Net assets at December 31, 1995            7,712,364             200,469

Net assets at December 31, 1996           $8,156,081            $246,326



                                                                Windsor
                                           Windsor              Fund B
                                           Fund B               Non-
                                           Qualified            Qualified



Investment Operations:
Investment income-net                         $103,360             $40,355
Realized capital gain distributions            241,771              93,467
Net realized gain (loss) on investments         11,428               2,129
Net unrealized gain (loss) on investments      441,596             172,379

Net increase in net assets from                798,155             308,330
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers      205,432                   0
in (Note 3)
Net contract surrenders and transfers         (223,691)            (24,361)
out (Note 3)
Benefit payments to annuitants                  (2,190)             (1,736)

Net Increase (Decrease) from accumulation      (20,449)            (26,097)
unit transactions
Net Increase (Decrease) in Net Assets          777,706             282,233
Net Assets:
Net assets at December 31, 1995              3,149,286           1,235,885

Net assets at December 31, 1996             $3,926,992          $1,518,118



                                           CIGNA High           CIGNA High
                                           Yield Fund,          Yield Fund,
                                           Inc.                 Inc.  Non-
                                           Qualified            Qualified



Investment Operations:
Investment income-net                           $70,977            $105,813
Realized capital gain distributions                   0                   0
Net realized gain (loss) on investments           2,131                (456)
Net unrealized gain (loss) on investments        36,200              59,400

Net increase in net assets from                 109,308             164,757
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers        17,033              65,080
in (Note 3)
Net contract surrenders and transfers          (125,199)            (58,867)
out (Note 3)
Benefit payments to annuitants                  (15,106)                  0

Net Increase (Decrease) from accumulation      (123,272)              6,213
unit transactions
Net Increase (Decrease) in Net Assets           (13,964)            170,970
Net Assets:
Net assets at December 31, 1995                 838,050           1,164,298

Net assets at December 31, 1996                $824,086          $1,335,268


The accompanying notes are an integral part of these financial statements


                  LIFE INSURANCE COMPANY OF NORTH AMERICA

                            SEPARATE ACCOUNT A

                       NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997


Note 1. Organization

Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

The Windsor Fund has, with certain exceptions, ceased offering shares to investors; however, the Separate Account has obtained confirmation from the fund that it will continue to provide its shares for use as an underlying investment medium for eligible variable annuity contract holders.

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values.
The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).


Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General account, are not subject to current taxation. There can be no assurance that future changes in the Code will subject such transfers to current taxation.


Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the significant accounting policies of the Separate Account: (a) the market value investments is based on closing bid prices (net asset value) at December 31, 1997; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 1997 were $130,603 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the twelve-month period ended December 31, 1997 were as follows:

          Transfers between Separate
           Account A subdivisions             $ 77,552

          Transfers from the General
            Account                           $221,468

          Transfers to the General
            Account                            $ 62,129

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the twelve-month period ending December 31, 1997, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 1998, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units
(the measure of ownership in the Separate Account) during 1997, and units outstanding at December 31, 1997 were as follows:


                                                               Seligman
                                            Seligman           Growth
                                            Growth             Fund, Inc.
                                            Fund, Inc.         Non-
                                            Qualified          Qualified

Units outstanding at December 31, 1996       776,867             135,645

Units purchased and transfers in               5,066                   0

Benefits, surrenders and transfers out       (61,373)            (7,511)

Units outstanding at December 31, 1997       720,560             128,134


                                          Oppenheimer        Oppenheimer
                                          Multiple           Multiple
                                          Strategies Fund    Strategies Fund
                                          (formerly          (formerly
                                          Oppenheimer Fund)  Oppenheimer Fund
                                          Qualified          Non-Qualified

Units outstanding at December 31, 1996          240,426              36,010

Units purchased and transfers in                  2,706                   0

Benefits, surrenders and transfers out          (63,245)             (1,014)

Units outstanding at December 31, 1997          179,887              34,996


                                                               Delaware
                                            Delaware           Group
                                            Group              Decatur
                                            Decatur            Fund, Inc.
                                            Fund, Inc.         Non-
                                            Qualified          Qualified

Units outstanding at December 31, 1996        634,694             184,973

Units purchased and transfers in                6,007                   0

Benefits, surrenders and transfers out        (55,817)            (13,044)

Units outstanding at December 31, 1997        584,884             171,929


                                                               Windsor
                                            Windsor            Fund
                                            Fund               Non-
                                            Qualified          Qualified

Units outstanding at December 31, 1996         843,324              93,436

Units purchased and transfers in                13,316               3,852

Benefits, surrenders and transfers out        (109,000)             (3,794)

Units outstanding at December 31, 1997         747,640              93,494


                                                               Dreyfus
                                            Dreyfus            Third
                                            Third              Century
                                            Century            Non-
                                            Qualified          Qualified

Units outstanding at December 31, 1996          453,612              15,547

Units purchased and transfers in                    854                 231

Benefits, surrenders and transfers out          (30,766)             (1,350)

Units outstanding at December 31, 1997          423,700              14,428



                                                               Windsor
                                            Windsor            Fund B
                                            Fund B             Non-
                                            Qualified          Qualified

Units outstanding at December 31, 1996          214,502              82,259

Units purchased and transfers in                  1,709                   0

Benefits, surrenders and transfers out          (17,834)             (4,228)

Units outstanding at December 31, 1997          198,377              78,031




                                            CIGNA High         CIGNA High
                                            Yield Fund,        Yield Fund,
                                            Inc.               Inc.  Non-
                                            Qualified          Qualified

Units outstanding at December 31, 1996          129,088             206,001

Units purchased and transfers in                      0                   0

Benefits, surrenders and transfers out          (56,326)            (74,412)

Units outstanding at December 31, 1997           72,762             131,589






The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1997, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:




                                            Accumulation       Aggregate
                                            Units              Value
Seligman Growth Fund, Inc. Qualified           34,402            $483,337
Seligman Growth Fund, Inc. Non-Qualified       16,110            $182,727
Oppenheimer Mutltiple Strategies Fund           5,564             $45,573
(formerly Oppenheimer Fund) Qualified
Oppenheimer Multiple Strategies Fund           12,888            $103,312
(formerly Oppenheimer Fund) Non-Qualified
Delaware Group Decatur Fund,                   29,247            $750,515
Inc. Qualified
Delaware Group Decatur Fund,                   34,724            $866,957
Inc.  Non-Qualified
Windsor Fund Qualified                         55,435          $1,062,588
Dreyfus Third Century Qualified                10,832            $249,794
Dreyfus Third Century Non-Qualified               478              $9,721
Windsor Fund B Qualified                        1,502             $33,213
Windsor Fund B Non-Qualified                    1,536             $34,266



                                            Monthly            Annuity
                                            Annuity Units      Unit Value

Seligman Growth Fund, Inc. Qualified            6,769          $5.5197302
Seligman Growth Fund, Inc. Non-Qualified          969          $4.4570476
Oppenheimer Multiple Strategies Fund              245          $3.2325052
(formerly Oppenheimer Fund) Qualified
Oppenheimer Multiple Strategies Fund              266          $3.1646732
(formerly Oppenheimer Fund) Non-Qualified
Delaware Group Decatur Fund,                      840         $10.1616609
Inc. Qualified
Delaware Group Decatur Fund,                      699          $9.8205581
Inc.  Non-Qualified
Windsor Fund Qualified                         13,198          $7.5671986
Dreyfus Third Century Qualified                 6,130          $4.7987693
Dreyfus Third Century Non-Qualified                19          $4.7470519
Windsor Fund B Qualified                          108          $3.0534406
Windsor Fund B Non-Qualified                      103          $1.9353714